S000000550 [Member] Expense Example, No Redemption - Nuveen Pennsylvania Municipal Bond Fund	May 31, 2025 USD ($)
Nuveen Pennsylvania Municipal Bond Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 500
Expense Example, No Redemption, 3 Years	671
Expense Example, No Redemption, 5 Years	856
Expense Example, No Redemption, 10 Years	1,391
Nuveen Pennsylvania Municipal Bond Fund - Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	63
Expense Example, No Redemption, 3 Years	198
Expense Example, No Redemption, 5 Years	346
Expense Example, No Redemption, 10 Years	774
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	165
Expense Example, No Redemption, 3 Years	511
Expense Example, No Redemption, 5 Years	881
Expense Example, No Redemption, 10 Years	$ 1,922